FORM N-1A

Securities Act Registration No. 333- 149064

Investment Company Act Registration No. 811-22178

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. __

☐

Post-Effective Amendment No. 5

☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 6

☑

(Check appropriate box or boxes.)

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A
Wayland, MA 01778

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (508) 276-1705

William E. B. Davlin
Davlin Philanthropic Funds
44 River Road, Suite A

Wayland, MA 01778

(Name and Address of Agent for Service)

With copy to:

JoAnn Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☑ Immediately upon filing pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 22nd day of August, 2011.

DAVLIN PHILANTHROPIC FUNDS

By:  ___/s/ JoAnn M. Strasser _____________________________________

JoAnn M. Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of August, 2011.

Signature

Title

William E. B. Davlin*

            Trustee, President and Principal Executive Officer,

Treasurer and Principal and Chief Financial Officer

George E. McCully*

Trustee

James F. Dwinell*

Trustee

G. Keith Funston*

Trustee

*By: ___/s/ JoAnn M. Strasser __________________

JoAnn M. Strasser

Attorney-in-Fact

668253.9

Exhibit Index

Index No.

Description of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase